Cash and cash equivalents and restricted cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 374,248		$ 444,761
Restricted cash and cash equivalent			371,332
Restricted cash and cash equivalents	21,593		371,332
US$
Cash and cash equivalents [Line Items]
Cash and cash equivalents	267,637		276,110
RMB
Cash and cash equivalents [Line Items]
Cash and cash equivalents	52,823	¥ 371,282	104,847	¥ 753,707
Others
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 53,788		$ 63,804